Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

3. Related Party Transactions

a)	The Company rents office from a related party who is an officer. Rental is $800 per month and on a month-to-month basis. Total rental expense is $9,600 for the year ended December 31, 2019 ($9,600 for the year ended December 31, 2018). As of December 31, 2019, and 2018, outstanding rentals were $31,600 and $22,000, respectively.
b)	As of December 31, 2019, the Company has outstanding paychecks of $17,906 and $20,476 ($17,906 and $20,476 as of December 31, 2018) to Kwanghyun Kim, director and Myoungae Cha, an officer, respectively.